Related party transactions - Financing (Details) - EUR (€) € in Thousands	Nov. 30, 2023	Nov. 28, 2013	Aug. 19, 2009	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Outstanding borrowings				€ 12,186,790	€ 13,192,326
Fresenius SE | Short-term financing
Balances
Accounts receivable					1,477
Fresenius SE | Loans
Related Party Transactions
Outstanding borrowings					€ 1,000
Interest rate (as a percent)					2.468%
Equity method investees | Cash pooling program
Balances
Accounts payable				€ 26,875	€ 20,246
General Partner | Unsecured debt
Related Party Transactions
Repayment of debt from related parties	€ 3,000
Interest rate (as a percent)	1.3348%
General Partner | Unsecured debt - originated in 2009
Related Party Transactions
Proceeds from debt from related parties			€ 1,500
General Partner | Unsecured debt - originated in 2013
Related Party Transactions
Proceeds from debt from related parties		€ 1,500